Other Operating Income (Expenses), Net - Summary of Detailed Information About Other Operating Income (Expense) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Others operating income, net
Result on write-off of property, plant and equipment	R$ 6,098	R$ 1,188	R$ (25,623)
ICMS-ST	42,336	(27,126)	(33,784)
BNDES, FINAME and FINEP subsidy			29,976
Exclusion of ICMS from PIS/COFINS base	52,631	57,242	197,230
PIS/COFINS credit	42,983
Reversal of IPI – equal commercial rights			133,595
Sale of customer portfolio	23,092	16,254	28,701
Tax contingencies	21,402	(706)	(38,765)
ICMS credit		2,290	7,785
Tax credits - taxation change		23,677
Reintrega credits		3,058
Total Other operating income	188,542	75,877	299,115
Others expenses operating income, net
Crer para Ver	(36,156)	(29,686)	(22,771)
Initial costs of acquisition of The Body Shop			(87,106)
Initial costs of acquisition of Avon	(141,348)
Transformation Plan	(51,520)	(98,465)
Other operating expenses	(8,829)	12,329	(37,550)
Total other operating expenses	(237,853)	(115,822)	(147,427)
Other operating income (expenses), net	R$ (49,311)	R$ (39,945)	R$ 151,688